Disposition (Details 2) (Allyes, USD $)	Dec. 31, 2010
Allyes
Disposition disclosures
Cash and cash equivalents	$ 40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748
Total current assets	109,002,055
Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049
Total long-term assets	19,179,390
Total assets	128,181,445
Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786
Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948
Noncontrolling interest	15,992,898
Accumulated other comprehensive income	$ 4,729,725